Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common Shares [Member]
Earnings Per Share, Basic
Potentially dilutive securities excluded from computation of diluted net loss per share	90,242,000		95,602,000
Preferred Stock [Member]
Earnings Per Share, Basic
Potentially dilutive securities excluded from computation of diluted net loss per share		94,047,000		90,028,000
Stock Options [Member]
Earnings Per Share, Basic
Potentially dilutive securities excluded from computation of diluted net loss per share		94,047,000		90,028,000
Stock Warrants [Member]
Earnings Per Share, Basic
Potentially dilutive securities excluded from computation of diluted net loss per share		94,047,000		90,028,000